Detailed Amount of Gross Loans Segregated by Loan Grade and Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 391,495	$ 392,668
Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	325,612	307,716
Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	43,233	27,224
Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	26,463	29,634
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	104,170	105,489
Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	151,746	145,369
Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	39,368	57,121
Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	38,333	55,813
Business Loans | Farm Production and other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,035	1,308
Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	26,515	27,831
Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,075	1,087
Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	25,440	26,744
Satisfactory 1, 2, 3, 4
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	344,157	343,960
Satisfactory 1, 2, 3, 4 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	279,274	262,772
Satisfactory 1, 2, 3, 4 | Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	41,431	25,165
Satisfactory 1, 2, 3, 4 | Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	23,993	25,160
Satisfactory 1, 2, 3, 4 | Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	86,969	87,108
Satisfactory 1, 2, 3, 4 | Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	126,881	125,339
Satisfactory 1, 2, 3, 4 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	38,925	54,169
Satisfactory 1, 2, 3, 4 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	37,890	52,871
Satisfactory 1, 2, 3, 4 | Business Loans | Farm Production and other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,035	1,298
Satisfactory 1, 2, 3, 4 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	25,958	27,019
Satisfactory 1, 2, 3, 4 | Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,069	1,077
Satisfactory 1, 2, 3, 4 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	24,889	25,942
Special Mention 5,6
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	20,450	12,149
Special Mention 5,6 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	20,041	11,522
Special Mention 5,6 | Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	424	192
Special Mention 5,6 | Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	708	744
Special Mention 5,6 | Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	5,351	4,671
Special Mention 5,6 | Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	13,558	5,915
Special Mention 5,6 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	232	434
Special Mention 5,6 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	232	426
Special Mention 5,6 | Business Loans | Farm Production and other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		8
Special Mention 5,6 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	177	193
Special Mention 5,6 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	177	193
Substandard 7
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	26,872	34,414
Substandard 7 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	26,297	33,422
Substandard 7 | Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,378	1,867
Substandard 7 | Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,762	3,730
Substandard 7 | Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	11,850	13,710
Substandard 7 | Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	11,307	14,115
Substandard 7 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	211	418
Substandard 7 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	211	416
Substandard 7 | Business Loans | Farm Production and other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		2
Substandard 7 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	364	574
Substandard 7 | Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	6	10
Substandard 7 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	358	564
Doubtful 8
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	16	2,142
Doubtful 8 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		2,100
Doubtful 8 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		2,100
Doubtful 8 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	16	42
Doubtful 8 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	16	42
Loss 9
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		3
Loss 9 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		3
Loss 9 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		$ 3